Cover	Feb. 14, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-40869
Entity Registrant Name	Theseus Pharmaceuticals, Inc.
Entity Central Index Key	0001745020
Entity Tax Identification Number	83-0712806
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	314 Main Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	400-9491
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	THRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false